ORGANIZATION AND BUSINESS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2023 subsidiary dwt vessel newbuilding	Dec. 31, 2021 USD ($) newbuilding vessel	Dec. 31, 2022 vessel	Oct. 07, 2014 company
Business background [Line Items]
Number of companies involved in the merger | company					2
Number of newbuildings acquired		6
Number of vessel types		3
Number of owned vessels		83
Number of newbuildings under constructuion | newbuilding		4
Number of vessels chartered-In		8
Number of vessels under operating lease from third parties				1
Number of subsidiaries | subsidiary		1
Newcastlemax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt		200,000
Newcastlemax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt		210,000
Capesize Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt		105,000
Capesize Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt		200,000
Panamax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt		65,000
Panamax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt		105,000
Hemen Holdings Ltd
Business background [Line Items]
Number of newbuildings acquired | newbuilding			3
Hemen Holdings Ltd | Dry Bulk Carriers
Business background [Line Items]
Number of vessels acquired			15
Consideration | $	$ 752.0
Debt assumed | $	$ 413.6
Hemen Holdings Ltd | Dry Bulk Carriers And Newbuildings
Business background [Line Items]
Consideration | $			$ 752.0
Equity capital | $			338.0
Debt assumed | $			$ 414.0
SFL
Business background [Line Items]
Number of vessels under operating lease from third parties		7
Number of vessels leased out under capital leases to third parties		1